Advances Payable	3 Months Ended
Mar. 31, 2017
Payables and Accruals [Abstract]
Advances Payable	Note 8 – Advances Payable In January 2017, RDW Capital, LLC advanced the Company $15,000 for professional and merger related fees. As of March 31, 2017, there were no specified terms to the advances.